Summary of material accounting policies	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Summary of material accounting policies

2. Summary of material accounting policies

The accounting policies set out below have been applied consistently to all years presented in these consolidated financial statements and have been applied consistently by all Group entities.

Cash and cash equivalents

Cash and cash equivalents consist of unrestricted cash on hand and balances with banks, as well as short-term interest-bearing deposits, such as money market accounts, that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity of three months or less from the date of acquisition.

Goodwill

Goodwill is recognized as the fair value of the consideration transferred, in a business combination, including the recognized amount of any non-controlling interest in the acquiree, less the fair value of the net identifiable assets acquired, and liabilities assumed, as of the acquisition date. Subsequent to initial recognition, goodwill is measured at cost less accumulated impairment losses. Goodwill acquired in business combinations is allocated to groups of cash generating units (“CGU”) that are expected to benefit from the synergies of the combination.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

Impairment of long-lived assets

Items of property and equipment and identifiable intangible assets with finite lives that are subject to depreciation or amortization, respectively, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. Intangible assets that are not subject to amortization are tested when there are indications that their carrying value may not be recoverable, or, at a minimum, annually.

Goodwill is not subject to amortization, but instead is tested for impairment annually or more often if there is an indication that the group of CGUs to which the goodwill has been allocated may be impaired. Impairment is determined for goodwill by assessing whether the carrying value of the group of CGUs, including the allocated goodwill, exceeds the group of CGU’s recoverable amount, which is the higher of fair value less costs of disposal and the group of CGU’s value in use. Fair value less costs of disposal is determined based on a market approach and also derived from market data, including, information from market participants regarding the price that the Company could receive in a sale of the group of CGUs. Value in use is determined based on cash flow projections from financial budgets approved by senior management covering a five-year period. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the group of CGUs. In the event that the carrying amount of the group of CGU’s, including the allocated goodwill exceeds its recoverable amount, an impairment loss is recognized in an amount equal to the excess. Impairment losses related to goodwill, which are recorded in the consolidated statement of loss and comprehensive loss, are not subsequently reversed.

Post-employment benefits

The Company has partially funded and unfunded defined benefit multi-employer pension plans, namely the DUPK pension plan and the RUK 1990 and 2006 pension plans, (the “Pension Benefit Plans”) and unfunded post-employment benefit plans in Germany. Provisions for pension obligations are established for benefits payable in the form of retirement, disability and surviving dependent pensions. The Company also provides defined contribution plans to some of its employees.

For defined benefit pension plans and other post-employment benefits, net periodic pension expense is actuarially determined on a quarterly basis using the projected unit credit method. The cost of pension and other benefits earned by employees is determined by applying certain assumptions, including discount rates, rate of pension benefit increases, the projected age of employees upon retirement and the expected rate of future compensation.

The employee future benefits liability is recognized at its present value, which is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related future benefit liability. Actuarial gains and losses that arise in calculating the present value of the defined benefit obligation are recognized in other comprehensive loss, net of tax, and simultaneously reclassified in the deficit in the consolidated statement of financial position in the year in which the actuarial gains and losses arise and without recycling to the consolidated statement of loss and comprehensive loss in subsequent periods.

Share-based compensation costs

The Company operates an equity-settled share-based compensation plan under which the Company receives services from directors, senior executives, employees and other collaborators as consideration for equity instruments of the Company.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

The Company grants deferred share units (“DSUs”) to members of its Board of Directors who are not employees or officers of the Company. DSUs cannot be redeemed until the holder is no longer a director of the Company and are considered equity-settled instruments. Under the terms of the DSU agreement, the DSUs vest immediately upon grant. The value attributable to the DSUs is based on the market value of the share price at the time of grant and share based compensation expense is recognized in general and administrative expenses in the consolidated statement of loss and comprehensive loss. At the time of redemption, each DSU may be exchanged for one common share of the Company, net of applicable holding taxes. Any consideration received by the Company in connection with the exercise of DSUs is credited to share capital. Any other capital component of the share-based compensation is transferred to share capital upon the issuance of shares.

Revenue recognition

The Company generates revenue from license and collaboration agreements with customers (license fees, milestone revenue, royalties), the provision of development services, the sale of certain active pharmaceutical ingredients (“API”), semi-finished goods and finished goods, and from certain supply chain activities, which are comprised largely of oversight or supervisory support services related to stability studies or development activities carried out with respect to API batch production as specified in underlying contracts with customers.

IFRS 15 prescribes a five-step framework through which revenue is recognized when control of promised goods or services is transferred to a customer at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Goods and services that are determined not to be distinct are combined with other promised goods or services until a distinct bundle is identified. The Company allocates the transaction price (the amount of consideration to which the Company expects to be entitled in exchange for the promised goods or services) to each performance obligation and recognizes the associated revenue when (or as) each performance obligation is satisfied. The Company’s estimate of the transaction price for each contract includes all variable consideration to which the Company expects to be entitled, and that estimate is reassessed at the end of each reporting period. When two or more contracts are entered into with the same customer at or near the same time, the Company evaluates the contracts to determine whether the contracts should be accounted for as a single arrangement.

The transaction price is allocated among the performance obligations on a relative standalone selling price basis, and the applicable revenue recognition criteria are applied to each of the separate performance obligations. Standalone selling prices may be estimated via methods that include, but are not limited to, an adjusted market assessment approach, an expected cost-plus-margin approach or a residual approach. Determining the standalone selling price for performance obligations requires significant judgment.

The Company records deferred revenues when payments are received or due in advance of its performance. Deferred revenues are primarily from the Company’s services arrangements and are recognized as revenues over the periods when services are performed.

The Company applies judgment in determining whether a combined performance obligation is satisfied at a point in time or over time, and, for performance obligations satisfied over time, in concluding upon the appropriate method of measuring progress to be applied for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, as estimates related to the measure of progress change, related revenue recognition is adjusted accordingly. Changes in the Company’s estimated measure of progress are accounted for on a cumulative catch-up basis as a change in accounting estimate and are recorded in the consolidated statement of loss and comprehensive loss in the period of adjustment.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

License fees

If the license to the Company’s intellectual property is determined to be distinct from the other promises or performance obligations identified in the arrangement, the Company recognizes revenue from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. In assessing whether a license is distinct from the other promises, the Company considers whether the collaboration partner can benefit from the license for its intended purpose without the receipt of the remaining promises, whether the value of the license is dependent on the unsatisfied promises, whether there are other vendors that could provide the remaining promises and whether it is separately identifiable from the remaining promises. For licenses that are combined with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation and whether the license is the predominant promise within the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue.

Development services

Arrangements that include a promise for the Company to provide development services are assessed to determine whether the services are capable of being distinct, are not highly interdependent or do not significantly modify one another, and if so, the services are accounted for as a separate performance obligation as the services are provided to the customer. Otherwise, when development services are determined not to be capable of being distinct, such services are added to the performance obligation that includes the underlying license. For development services that are combined with other promises, the Company applies judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time. The Company utilizes judgment to determine the appropriate method of measuring progress for purposes of recognizing revenue, which is generally an input measure such as costs incurred.

Milestone payments

At the inception of any contracts with a customer that includes milestone payments, which are oftentimes payable upon the successful achievement of development or regulatory events, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If the Company concludes it is highly probable that a significant revenue reversal will not occur, the associated milestone payment is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as regulatory approvals, are generally not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Company recognizes revenue when (or as) the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Company reassesses the probability of achievement of milestones and any related constraints, and, if necessary, adjusts the estimate of the overall transaction price on a cumulative catch-up basis.

Royalty payments

For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and when the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (a) when the related sales occur, or (b) when the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied.

Product sales

The Company recognizes revenue from the sale of certain API and semi-finished goods, including MacrilenTM, upon delivery of such items to its customer.

Supply chain revenue

Supply chain services are contracted with fixed fees and are provided over a period of time. The Company recognizes revenue on a straight-line basis over time as it best represents the pattern of performance of the services.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

Research and development expenses

Research costs are expensed as incurred. Development costs are expensed as incurred, except for those that meet the criteria for deferral, in which case the costs are capitalized and amortized to operations over the estimated period of benefit. No development costs have been capitalized during any of the periods presented.

Net loss per share

Basic net loss per share is calculated using the weighted average number of common shares outstanding during the year.

Diluted net loss per share is calculated based on the weighted average number of common shares outstanding during the year, plus the effects of dilutive common share equivalents, such as stock options, warrants and similar instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. Diluted net loss per share is equal to the basic net loss per share as the Company is in a loss position and all securities, comprised of options and warrants, would be anti-dilutive.